CONVERTIBLE DEBT (Schedule of Changes of Long-term Convertible Debt) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Debt Instrument Line Items
Interest Payable		$ 376		$ 463
Convertible Debt [Roll Forward]
Balance at the beginning of period	[1]	28,371
Issuance of convertible debt						$ 37,852
Change in fair value						(2,566)
Balance at the end of period	[1]	21,862		28,371
Series L Convertible Bonds [Member]
Convertible Debt [Roll Forward]
Balance at the beginning of period		35,926	[1]	35,752
Accrued interest		1,586		1,823
Change in fair value		1,350		175
Payment of interest		(1,716)		(1,824)
Payment of principal		(7,620)
Balance at the end of period		29,526	[1]	$ 35,926	[1]	$ 35,752
2017		7,463
2018		7,464
2019		7,463
2020		7,464
Fair value of principal payments		$ 29,854

[1]	include accrued interest of $463 and $376 as of December 31, 2015 and 2016 respectively